Income tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Schedule of Major Components of Income Tax Expense
The major components of income tax expense are:

	Year ended December 31,
	2019	2020	2021
	(in thousands)
Consolidated Statement of Operations
Current income tax expense	$251	$538	$504
Deferred income tax expense (benefit)	(1,034)	398	121
Income tax expense (benefit)	$(783)	$936	$625

Reconciliation of Income Taxes Computed at the French Statutory Rate
A reconciliation of income taxes computed at the French statutory rate (26.50% for the year ended December 31, 2021 and 28.00% for the years ended December 31, 2019 and 2020) to the income tax expense (benefit) is as follows:

	Year ended December 31,
	2019 (1)	2020 (1)	2021
	(in thousands)
Profit (loss) before income taxes	$(37,522)	$(53,580)	$(19,638)
At France’s statutory income tax rate of 28% in 2019 and 2020, and 26.5% in 2021	(10,506)	(15,002)	(5,204)
Non-deductible share-based payment expense	503	836	1,361
Tax credits	(874)	(1,364)	(1,677)
Impact of the extinguishment of the convertible debts after amendment	—	398	—
Impact of debt reimbursement	—	—	1,372
Permanent differences and other	51	914	168
Unrecognized benefit of tax losses carryforward	10,043	15,154	4,605
Income tax expense (income)	$(783)	$936	$625
(1) 2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2

Significant Components of Deferred Tax Assets and Liabilities	Significant components of the Company’s deferred tax assets and liabilities are as follows:

	Consolidated Statement of Financial Position			Equity			Consolidated Statement of Operations
	December 31,			December 31,			Year ended December 31,
	2019	2020	2021	2019	2020	2021	2019	2020	2021
	(in thousands)			(in thousands)			(in thousands)
Government loan	46	142	(135)	—	—	—	(1)	96	(277)
Intangible assets	24	(49)	(28)	—	—	—	(47)	(72)	21
Lease contracts	(8)	—	—	—	—	—	(8)	8	—
Cash flow hedge	(3)	2	(2)	—	—	—	(2)	5	(4)
Remeasurement of non-monetary accounts	(103)	728	(171)	—	—	—	(202)	831	(899)
Convertible debts and venture debt - liability	1,901	23	—	773	(809)	—	(925)	(1,069)	(23)
Other provisions and accruals	(310)	(248)	(490)	—	—	—	(288)	62	(242)
From subsidiaries	19	19	138	—	—	—	(16)	—	119
Deferred tax asset not recognized on losses (Loss available for offsetting against future taxable income)	(1,137)	(598)	826	—	—	—	455	537	1,426
Total	$429	$19	$138	773	$(809)	$—	$(1,034)	$398	$121
The changes in deferred tax assets and liabilities were as follows:

	2019	2020	2021
	(in thousands)
At January 1st	$691	$429	$19
Tax expense (income) during the year recognized in Profit or Loss	(1,034)	398	121
Tax expense (income) during the year recognized in equity (1)	773	(809)	—
Effect of foreign exchange	(1)	1	(2)
At December 31st	$429	$19	$138
(1) In 2019, relates to the split accounting of the convertible debts and the venture debt issued with an equity component